SHARE BASED PAYMENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Options granted		range of five to ten year terms and vest over two years
Description of vesting requirements		The RSUs are redeemable over a three year vesting period, with the 1/3 of the grant vesting on the first, second and third years from the date of grant
Restricted Stock Unit [member] | Directors, Officers and Employees [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted	119,140
Weighted average exercise price of other equity instruments granted	$ 5.28